Net Income (Loss) Per Common Share (Tables)	3 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Weighted-Average Shares Outstanding and Earnings (Loss) per Share (EPS)
The following is the calculation of basic and diluted weighted-average shares outstanding and earnings (loss) per share (EPS) for the indicated periods.

	Three Months ended September 30,
	2022	2021
	(in thousands, except per share data)
Basic earnings (loss) per share:
Net income (loss) - numerator	$4,606	$(9,469)
Weighted-average shares — denominator	43,350	38,712

Basic earnings (loss) per share	$0.11	$(0.24)

Diluted earnings (loss) per share:
Net income (loss)	$4,606	$(9,469)
Interest expense on convertible note	819	—

Net income (loss) - numerator	$5,425	$(9,469)

Weighted-average shares (denominator):	43,350	38,712
Dilution effect of stock options and unvested restricted stock units and performance share units outstanding at end of period	1,760	—
Additional shares assuming conversion of convertible note	3,409	—

Weighted-average shares — diluted	48,519	38,712

Diluted earnings (loss) per share	$0.11	$(0.24)

Stock options and unvested restricted stock units and performance share units excluded due to anti-dilutive effect	920	4,305